MERGERS, ACQUISITIONS AND OTHER RELATED ACTIVITIES (DragonWave HFCL India Private Limited) (Details) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2013	Mar. 10, 2011 DW-HFCL [Member]
MERGERS, ACQUISITIONS AND OTHER RELATED ACTIVITIES
Consideration paid in cash		$ 560
Percentage of ownership interests acquired	50.10%	50.10%